Hatteras Disciplined Opportunity Fund
Hatteras Disciplined Opportunity Fund
Investment Objective
The Hatteras Disciplined Opportunity Fund seeks to consistently outperform the broader equity market on a risk-adjusted basis in both rising and declining markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on pages 30-36 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on pages 34-38 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hatteras Disciplined Opportunity Fund	Class A		Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%	[1]	none
[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hatteras Disciplined Opportunity Fund		Class A	Institutional Class
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.92%	0.92%
Total Annual Fund Operating Expenses		2.42%	2.17%
Less: Expense Reimbursement	[1]	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses After Reimbursement		2.01%	1.76%
[1]	Hatteras Funds, LP (the "Advisor") has contractually agreed to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation (collectively, "Excluded Expenses")) to the extent necessary to ensure the Fund's total annual fund operating expenses do not exceed 2.00% and 1.75% (each, the "Annual Limit") of the average daily net assets of the Fund's Class A shares and Institutional Class shares, respectively, through at least April 30, 2018. Expenses reimbursed may be recouped by the Advisor for a period of three years following the time such reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reimbursement occurred and at the time of the recoupment. This arrangement can be terminated only by, or with the consent of, the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in Fund shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Annual Limits only in the first year) .

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hatteras Disciplined Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	669	1,156	1,669	3,071
Institutional Class	179	640	1,127	2,471

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2016, the portfolio turnover rate of the Hatteras Disciplined Opportunity Fund was 0% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective principally by:

•	Buying call options on the S&P 500® Composite Stock Price Index (the “S&P 500® Index”) or investing in exchange-traded funds (“ETFs”) to create broad market exposure, and

•	buying and writing (selling) additional call and put options on the S&P 500® Index to enhance market returns and reduce market losses.

A call option gives the purchaser of the call option, in return for a premium paid, the right to buy, and the writer (seller) of the call option the obligation to sell, the security underlying the option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell, and the writer (seller) of the put option the obligation to buy, the underlying security of the put option at a specified price within a specified time frame.

The Sub-Advisor, as defined below, employs a proprietary “Planned Return Strategy” (“PRS”) to select Fund investments. PRS is based on the Sub-Advisor’s work in Behavioral Finance and is designed to consistently outperform the S&P 500® Index on a risk-adjusted basis in both rising and declining markets. The Fund is classified as non-diversified. Because the Fund is ‘non-diversified,’ it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.

The Acertus Planned Return Strategy

PRS is implemented through the purchase of a rolling series of tranches of call and put options, each delivering a formulaic return over its term. The rolling series of tranches and formulaic tranche returns are explained further below.

Rolling Series of Tranches

The Fund generally invests in a series of 12 rolling “tranches” of call and put options, with each tranche having approximately a 12-month term. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately twelve months.

The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

The Fund expects that its assets will generally be invested evenly across the tranches, such that the average time to expiration of the Fund’s options will be approximately six months.

Formulaic Tranche Returns

Options purchase decisions are made based upon a targeted formulaic return for each tranche over its term. The formula is determined by the Sub-Advisor’s analysis of historic market movements and the likelihood of delivering an attractive risk-adjusted rate of return in different market conditions. The formula dictates a desired level of downside protection and an enhanced market return multiple with the price of options determining the maximum return that a tranche can deliver over its term. Each tranche is intended to be held until the expiration date of its options. Effectively, the formulaic structure amounts to (a) giving up a potential higher return in exchange for return enhancement up to the maximum return and (b) buying limited downside protection at the cost of steeper losses if the S&P 500® Index declines past the specified limit.

For example, a given tranche may be constructed by purchasing a call option on the S&P 500® Index to gain market exposure, along with buying and writing (selling) put options on the S&P 500® Index to protect against a 10% decline in the S&P 500® Index (“downside protection”), with a loss of 1.15 times any S&P 500® Index decline beyond 10%. In addition, call options may be purchased or written (sold) on the index to double the S&P 500® Index’s gains up to a maximum return of 12% with no additional gains beyond 12%.

During periods of high volatility, which may coincide with market lows, options pricing may allow for a greater level of maximum return for a given level of downside protection. During periods of low volatility, which may coincide with market highs, market pricing may support lower maximum returns while maintaining the desired level of downside protection. Therefore, the tranches may allow for higher maximum returns from market lows while maintaining downside protection at market highs.

The Fund may invest up to 10% of its total assets in other investment companies, such as ETFs, in lieu of or in addition to investing in call options to gain long exposure to the companies in the S&P 500® Index.

With respect to its investments in options, the Fund generally intends to utilize FLexible EXchange® Options (“FLEX Options”), which are customized option contracts available through the Chicago Board Options Exchange (“CBOE”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Tranches of options only deliver their formulaic return if held until their expiration. Fund performance will equal the value and time weighted average of the individual market valuations for each of the options in all of the tranches held for the intended period, plus the performance of any cash or other securities held in the account, less management fees and other costs.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

•
Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.

•	Management Risk: The Fund’s success will depend on the management of the Sub-Advisor (as defined below) and on the skill and acumen of the Sub-Advisor’s personnel.

•
Market Risk: The value of ETF shares and other investments owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events in the U.S. or abroad that affect individual issuers, sectors or large portions of the market.

•
Non-Diversification Risk: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or other occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. A decline in the value of the securities of a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•
 Regulatory Risk: Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund is regulated. There can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

•
Shares of Other Investment Companies Risks. Investments in shares of other investment companies are subject to the risks associated with such investment companies’ underlying holdings. You will indirectly bear fees and expenses charged by such other investment companies in addition to the Fund’s direct fees and expenses. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. Additionally, trading of ETF shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or security-specific or market-wide “circuit breakers” (which are tied to large decreases in stock prices) are activated and halt trading in the ETF’s shares or in stocks generally. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track.

Performance
The following performance information indicates some of the risks of investing in the Disciplined Opportunity Fund. The bar chart shows the Fund’s Institutional Class shares’ performance from year to year. The table illustrates how the Fund’s Institutional Class shares’ average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at hatterasfunds.com/performance or by calling the Fund toll-free at 1-877-569-2382.

On July 10, 2015, substantially all of the assets of the Hatteras Disciplined Opportunity Fund, a series of HCIM Trust (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization were assumed by the Fund. Therefore, information in the bar chart and performance table below for periods prior to the Reorganization illustrate the performance of the Predecessor Fund’s Institutional Class shares.

Calendar Year Total Returns

During the period of time shown in the bar chart, the Institutional Class shares’ highest quarterly return was 4.57% for the quarter ended December 31, 2015 and the lowest quarterly return was -4.71% for the quarter ended September 30, 2015.

Average Annual Total Returns For the Periods Ended December 31, 2016
Average Annual Returns - Hatteras Disciplined Opportunity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	7.41%	4.43%	Dec. 31, 2013
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	6.57%	3.66%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.83%	3.34%
S&P 500 ® Total Return Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 ® Total Return Index (reflects no deduction for fees, expenses, or taxes)	11.96%	8.87%	Dec. 31, 2013
HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)	HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)	0.10%	(0.28%)	Dec. 31, 2013

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).